LONG-TERM DEBT (Narrative) (Details) - CAD ($) $ in Thousands	1 Months Ended			3 Months Ended	12 Months Ended
	Nov. 27, 2020	May 28, 2020	Nov. 15, 2019	May 31, 2020	Aug. 31, 2020	Aug. 31, 2019	May 31, 2019
Disclosure of detailed information about borrowings [line items]
Transaction costs					$ 2,085
Borrowings					115,266	$ 49,576
Repayments of borrowings					55	12,674
Revolving Credit Facilities [Member]
Disclosure of detailed information about borrowings [line items]
Transaction costs					186
Bank of Montreal [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 115,000	50,000
Uncommitted option to increase the Facilities							$ 35,000
Committed and uncommitted borrowing facilities							175,000
Borrowings, cash interest rate					4.30%
Bank of Montreal [Member] | Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Transaction costs					$ 1,899
Borrowings					65,000	$ 50,000
Committed borrowing facilities					$ 115,000		$ 115,000
Borrowings, cash interest rate					4.25%		5.70%
Borrowings, effective interest rate							6.39%
Borrowings, reduced cash interest rate						4.46%
Borrowings, reduced effective interest rate						5.18%
Applicable margin rate					3.75%
Bank of Montreal [Member] | Term Loan [Member] | First Amendment [Member]
Disclosure of detailed information about borrowings [line items]
Transaction costs			$ 140
Loss on debt restructuring recorded under financing cost					$ 831
Bank of Montreal [Member] | Term Loan [Member] | Second Amendment [Member]
Disclosure of detailed information about borrowings [line items]
Transaction costs		$ 490
Committed borrowing facilities		$ 115,000
Borrowings, principal payment amortization rate per quarter		2.50%
Loss on debt restructuring recorded under financing cost				$ 813
Cash collateral		$ 8,000
Bank of Montreal [Member] | Term Loan [Member] | Amendment and Restatement [Member]
Disclosure of detailed information about borrowings [line items]
Transaction costs	$ 217
Committed borrowing facilities	60,000
Repayments of borrowings	55,000
Quarterly repayments	1,500
Reduction in Revolver commitment	2,000
Minimum unrestricted cash balance requirement	$ 20,000
Bank of Montreal [Member] | Revolving Credit Facilities [Member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities							$ 25,000